Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Difference between book value and amount required to be paid at maturity
Sum of amounts exceeding nominal	kr 51	kr 87
Sum of amounts falling below nominal	kr (652)	kr (479)